Summary of material accounting policies (Details Narrative)	12 Months Ended
Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Credit Insurance Coverage Deduction Rate	10.00%
Description of hedging instrument	A hedge is considered effective when changes in the cash flows of the underlying directly attributable to the risk hedged are offset with the changes in fair value, or in the cash flows of the hedging instrument with effectiveness between 80% to 125%.
Trade receivables [member] | International Market [Member]
IfrsStatementLineItems [Line Items]
Credit Insurance Coverage Deduction Rate	90.00%